COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future materials purchase commitments
Future materials purchase commitments are as follows:
Year ending December 31	$million
2012	497
2013	1,430
2014	1,626
2015	1,889
2016	1,860
Thereafter	7,217
Total	14,519

Schedule of future minimum lease payments
Future minimum lease payments are as follows:
Year ending December 31	$
2012	3,011,460
2013	2,037,524
Total	5,048,984